VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	France: 5.2%
31,165	L'Oreal S.A.	$ 10,142,056	2.5
11,737	LVMH Moet Hennessy Louis Vuitton SE	5,491,782	1.3
35,348	Pernod Ricard SA	5,635,775	1.4
		21,269,613	5.2

	Germany: 4.6%
120,366	SAP SE	18,743,283	4.6

	Italy: 0.5%
204,318	Davide Campari-Milano NV	2,230,029	0.5

	Netherlands: 2.0%
91,927	Heineken NV	8,184,013	2.0

	United Kingdom: 17.2%
277,202	British American Tobacco PLC	9,943,647	2.4
104,644	Experian PLC	3,931,951	1.0
378,033	Reckitt Benckiser Group PLC	36,860,401	9.0
146,515	Relx PLC (EUR Exchange)	3,261,770	0.8
378,852	Relx PLC (GBP Exchange)	8,432,554	2.1
126,776	Unilever PLC	7,816,187	1.9
		70,246,510	17.2

	United States: 68.8%
154,269	Abbott Laboratories	16,789,095	4.1
87,072	Accenture PLC	19,677,401	4.8
101,883	Automatic Data Processing, Inc.	14,211,660	3.5
218,875	Baxter International, Inc.	17,601,928	4.3
64,109	Becton Dickinson & Co.	14,916,882	3.7
154,446	Coca-Cola Co.	7,624,999	1.9
82,088	Danaher Corp.	17,676,009	4.3
11,553	Factset Research Systems, Inc.	3,868,869	1.0
73,835	Fidelity National Information Services, Inc.	10,869,250	2.7
123,610	Fox Corp. - Class A	3,440,066	0.8
68,675	Fox Corp. - Class B	1,920,840	0.5
74,491	Intercontinental Exchange, Inc.	7,452,825	1.8
167,525	Microsoft Corp.	35,235,533	8.6
16,018	Moody's Corp.	4,642,817	1.1
51,862	Nike, Inc. - Class B	6,510,756	1.6
411,043	Philip Morris International, Inc.	30,824,115	7.6
146,482	Procter & Gamble Co.	20,359,533	5.0
9,257	Roper Technologies, Inc.	3,657,533	0.9
33,639	Thermo Fisher Scientific, Inc.	14,852,291	3.6
110,372	Visa, Inc. - Class A	22,071,089	5.4
38,271	Zoetis, Inc.	6,328,875	1.6
		280,532,366	68.8

	Total Common Stock
	(Cost $293,850,707)	401,205,814	98.3

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
6,149,203	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $6,149,203)	6,149,203	1.5

	Total Short-Term Investments
	(Cost $6,149,203)	6,149,203	1.5

	Total Investments in Securities (Cost $299,999,910)	$ 407,355,017	99.8
	Assets in Excess of Other Liabilities	652,135	0.2
	Net Assets	$ 408,007,152	100.0

(1)	Rate shown is the 7-day yield as of September 30, 2020.

Sector Diversification	Percentage of Net Assets
Consumer Staples	34.2%
Information Technology	29.6
Health Care	21.6
Industrials	4.7
Financials	3.9
Consumer Discretionary	3.0
Communication Services	1.3
Short-Term Investments	1.5
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
France	$–	$21,269,613	$–	$21,269,613
Germany	–	18,743,283	–	18,743,283
Italy	–	2,230,029	–	2,230,029
Netherlands	–	8,184,013	–	8,184,013
United Kingdom	–	70,246,510	–	70,246,510
United States	280,532,366	–	–	280,532,366
Total Common Stock	280,532,366	120,673,448	–	401,205,814
Short-Term Investments	6,149,203	–	–	6,149,203
Total Investments, at fair value	$286,681,569	$120,673,448	$–	$407,355,017

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $300,968,472.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$122,018,187
Gross Unrealized Depreciation	(15,206,509)
Net Unrealized Appreciation	$106,811,678